Note E - Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Property, Plant and Equipment [Table Text Block]
	201 7	201 6
Land	$2,641	$2,348
Buildings	13,913	13,247
Leasehold improvements	1,267	1,238
Furniture and equipment	5,675	5,085
	23,496	21,918
Less accumulated depreciation	10,215	9,135
Total premises and equipment	$13,281	$12,783

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
201 8	$253
201 9	68
20 20	64
20 21	40
202 2	7
Thereafter	----
$432